INCOME TAX EXPENSE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2008
IfrsStatementLineItems [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
Taxable income	$ 2,149,000	$ 2,984,000	$ 699,000
Annual taxable income description	From January 1, 2021 to December 31, 2021, small and low-profit enterprises with annual taxable income not exceeding RMB 1 million, the actual income to be taxed was further lowered to 12.5% of annual taxable income, and the tax rate will be 20%; From January 1, 2022 to December 31, 2024, small and low-profit enterprises with annual taxable income exceeding RMB 1 million but not more than RMB 3 million, the actual income to be taxed will be further lowered at 25% of annual taxable income, and the corporate income tax is paid at the rate of 20%.
Deferred tax liability (asset)	$ 0	0	0
Deferred tax liabilities	$ 152,000	$ 158,000	485,000
Income tax rate	21.00%
HONG KONG
IfrsStatementLineItems [Line Items]
Applicable tax rate	8.25%	16.50%
Taxable income	$ 2,000,000	$ 2,000,000
Dividend withholding tax rate				5.00%
CHINA
IfrsStatementLineItems [Line Items]
Dividend withholding tax rate				10.00%
Undistributed earnings value	$ 3,039,000	$ 3,166,000	$ 11,163,000